SHARE-BASED COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 08, 2017	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option grants in period (in shares)	0	99,396	461,808
Share-based compensation expense	$ 8,210	$ 965	$ 1,148
Unrecognized compensation costs	$ 14,500
Compensation cost not yet recognized, period for recognition	2 years
2010 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)					2,160,000
2017 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)				5,000,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights (as percent)	20.00%
Vesting period	5 years
Term of award	10 years
Expected volatility (as percent)		45.30%	44.70%
Expected term		6 years 1 month 6 days	6 years
Risk-free interest rate (as percent)		2.20%	1.90%
Expected dividend yield (as percent)			0.00%
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years